Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Significant Accounting Policies
Basis of Accounting

The accompanying financial statements of the Plan have been prepared in accordance with accounting principles generally accepted in the United States.

Benefit payments to participants are recorded upon distribution.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that can affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

The Plan investments consist predominantly of shares of Stanley Black & Decker, Inc. Stock, short-term investments, mutual funds, common/collective trusts, and synthetic investment contracts. Stanley Black & Decker, Inc. Stock and the mutual funds are traded on a national exchange and valued at the last reported sales price on the last business day of the Plan year. The common/collective trusts are stated at fair market value on the last business day of the Plan year using independent pricing services. Short-term investments consist of short-term bank-administered trust funds which earn interest daily at rates approximating U.S. Government securities; cost approximates market value. The interest is paid out after month-end and reinvested at that time. The carrying amounts of all investments, excluding fully benefit-responsive investment contracts, are reported at fair value. Fully benefit-responsive investment contracts held in the Stable Value Fund are measured at contract value in the Statements of Net Assets Available for Benefits. Refer to Note 3, Investment Contracts, for more information.

Effective May 25, 2021, the assets of the Plan were held in trust by an independent corporate trustee, Principal Financial Group, (the "Trustee") pursuant to the terms of a written Trust Agreement between the Trustee and the Company.

Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Dividend income is accrued on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions are included in dividend income.

Gains or Losses on Sales of Investments

Gains or losses realized on the sales of investments are determined based on average cost.

Expenses

Administrative expenses not paid by the Plan are paid by the Company. Investment management fees and operating expenses charged to the Plan for investments in the various funds are deducted from income earned on a daily basis and reflected as a component of net appreciation/(depreciation).